Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Federal Statutory Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	34.00%
State taxes, net of federal benefit	5.00%	4.10%
Share-based compensation	(1.00%)	(0.60%)
Change in derivative liability	(0.50%)	(0.30%)
Non-deductible interest expense	(3.10%)	(6.60%)
Other	0.00%	0.20%
Tax credits	3.00%	(0.00%)
Change in valuation allowance	(24.40%)	(10.00%)
Impact of 2018 tax rate changes on temporary differences	0.00%	(20.80%)
Effective income tax rate	0.00%	0.00%